CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net changes in fair value of cash flow hedges, taxes	$ (904)	$ (8,411)	$ (2,216)	$ (19,375)	$ (21,384)	$ (42,542)	$ (15,929)
Change in unrealized appreciation on securities available for sale, tax	$ 0	$ 44	$ 5	$ 158	$ 219	$ (138)	$ (149)